CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (859,032)	$ (13,782,384)	$ 10,145
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depletion, depreciation, amortization, and accretion	244,044	890,372	885,832
Amortization of right-to-use asset		12,690
Change in allowance for losses and write off of receivables			(46,961)
Deferred income tax benefit	(281,370)	608,500	(608,500)
Amortization of debt discount		300,803
Accrued interest expense on note payable and other current liabilities	43,094	267,686	53,013
Interest income on investments and notes receivable	(16,594)	(50,951)	(46,437)
Gain on asset sales			(5,834,293)
Stock-based compensation		6,893,705	2,499,000
Loss on exchange of debt for ORRI			316,531
Property assignment		166,449
Changes in operating assets and liabilities:
Accounts receivables	20,638	(158,953)	67,187
Prepaid expenses and other assets	(210,847)	(685,252)	(25,051)
Accounts payable	577,864	257,650	(74,185)
Accrued expenses	(14,174)	(32,004)	(129,741)
Due to related parties	204,151		367,797
Lease liability		(12,690)
Asset retirement obligations settled		(28,087)
Other liabilities - current	(27,238)	2,518	(117,258)
Net cash used in operating activities	(319,464)	(5,349,948)	(2,682,921)
Cash Flows from Investing Activities:
Investment in property, plant and equipment, net	(200,000)	(210,000)	(3,581,736)
Investment in oil and natural gas properties	(29,996)	(323,054)	(394,796)
Proceeds from sale of interest in oil and natural gas properties			2,499,920
Proceeds from sale of restricted investments			193,412
Net cash used in investing activities	(229,996)	(533,054)	(1,283,200)
Cash Flows from Financing Activities:
Members' contributions prior to reorganization			145,500
Members' withdrawals prior to reorganization			(59,294)
Issuance of common stock	12,000	12,000	1,565,228
Proceeds from bridge financing		3,109,091	2,000,000
Proceeds from note payable	494,528
Repayment of note payable			(10,000)
Proceeds from reverse recapitalization		4,571,062
Repayment from related party			244,292
Proceeds from related party	50,000		360,000
Repayment to related party		(875,417)	(160,000)
Net cash provided by financing activities	556,528	6,816,736	4,085,726
Net Change in Cash and cash equivalents	7,068	933,734	119,605
Cash and cash equivalents - Beginning of period	120,010	120,010	405
Cash and cash equivalents - End of period	127,078	1,053,744	120,010
Supplemental cash flow information:
Cash interest payments	$ 16,921	67,679	111,322
Supplemental Non-Cash Investing and Financing Activities:
Asset retirement obligations incurred			85,802
Asset retirement obligations sold recorded as a reduction of oil and natural gas properties		26,780	3,407,818
Revisions to asset retirement obligations		435,067	(497,407)
ORRI interest acquired through and exchange of debt			652,560
Partial purchase of note payable by related party			70,000
Working interest acquired based on historical cost associated with the interest			$ 122,527
Conversion of bridge financing debentures into shares of common stock		3,659,682
Issuance of shares of common stock to advisors		$ 1,892,266